FEDERAL HOME LOAN BANK ADVANCES (Schedule of Federal Home Loan Bank Short-Term Advances) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
FHLB revolving and short-term advances:
Ending balance	$ 96,712	$ 79,270
Average balance during the year	81,995	61,515
Maximum month-end balance during the year	105,438	106,795
Average interest rate during the year	0.23%	0.21%
Weighted-average rate at year-end	0.23%	0.22%
Remaining borrowing capacity	$ 20,100